U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 81

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 84

(Check appropriate box or boxes)
ULTIMUS MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (513) 587-3400

Bo J. Howell, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/X/	on August 30, 2016 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

/X/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 70 (“PEA #70”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on May 16, 2016. Pursuant to Rule 485(a)(2), that filing was expected to become effective on August 1, 2016.

On August 1, 2016, Post-Effective Amendment No. 76 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 15, 2016 as the new effective date for PEA #70 and incorporated by reference the information contained in Parts A, B, and C of PEA #70.

On August 15, 2016, Post-Effective Amendment No. 77 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 22, 2016 as the new effective date for PEA #70 and incorporated by reference the information contained in Parts A, B, and C of PEA #70.

On August 22, 2016, Post-Effective Amendment No. 79 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 26, 2016 as the new effective date for PEA #70 and incorporated by reference the information contained in Parts A, B, and C of PEA #70.

This Post-Effective Amendment No. 81 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 30, 2016 as the new effective date for PEA #70.

This Post-Effective Amendment No. 81 incorporates by reference the information contained in Parts A, B, and C of PEA #70.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 81 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on August 26, 2016.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	August 26, 2016
Robert G. Dorsey

/s/ Jennifer L. Leamer	Treasurer	August 26, 2016
Jennifer L. Leamer

*	Trustee
David M. Deptula		/s/ Bo J. Howell
Bo J. Howell
*		Attorney-in-Fact*
John J. Discepoli	Trustee	August 26, 2016

*
Janine L. Cohen	Trustee